Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Components of Loss Before Income Tax Expense

The components of loss before income tax expense for the reporting period was as follows (in thousands):

	Year Ended December 31,
	2025	2024
Domestic	(11,348)	$(8,229)
Foreign	(814)	(1,775)
Loss before income tax expense	(12,162)	$(10,004)

Schedule of Income Tax Expense

The Company recognized income tax expense for the years ended December 31, 2025 and 2024 as follows (in thousands):

	Year Ended December 31,
	2025	2024
Current expense:
Foreign	$72	$43
Total current expense:	72	43

Deferred (benefit) expense:
Foreign	(35)	18
Total deferred (benefit) expense:	(35)	18
Total income tax expense:	$37	$61

Schedule of Statutory Income Tax Rate

A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate for the reporting periods below is as follows:

	Year Ended December 31,
	2025		2024
	Amount	Percent	Amount	Percent
US federal statutory tax rate	$(2,554)	21.0%	$(2,101)	21.0%
State and local income taxes, net of federal income tax effect	—	—%	—	—%
Foreign tax effects:
Italy:
Imputed income	76	(0.6)%	117	(1.0)%
Other	(19)	0.2%	(29)	0.2%
Other foreign jurisdictions	(22)	0.2%	(55)	0.5%
Effect of changes in tax laws or rates	—	—%	—	—%
Effect of cross-border tax laws:
Net CFC tested income:	—	—%	—	—%
Tax Credits	—	—%	—	—%
Change in valuation allowance	2,163	(17.8)%	1,359	(11.2)%
Nontaxable or nondeductible items:
Change in fair value of convertible notes	—	—%	314	(2.6)%
Other	220	(1.8)%	56	(0.5)%
Changes in unrecognized tax benefits	173	(1.4)%	400	(3.3)%
Other Adjustments	—	—%	—	—%
Effective tax rate	$37	(0.3)%	$61	(0.6)%

Schedule of Deferred Income Tax Assets (Liabilities)

The components of deferred tax assets (liabilities) for the reporting periods below is as follows (in thousands):

	Year Ended December 31,
	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$7,989	$5,750
Lease liabilities	568	369
Sec. 174 R&D	1,914	2,356
Other	390	144
Total deferred tax assets	10,861	8,619
Valuation allowance	(10,062)	(7,793)
Net deferred tax assets	799	826
Deferred tax liabilities:
Fixed assets	(293)	(477)
Right-of-use assets	(598)	(470)
Net deferred tax liabilities	(891)	(947)
Net deferred tax assets (liabilities)	$(92)	$(121)

Schedule of Valuation Allowance

The Company’s valuation allowance for the years ended December 31, 2025 and 2024 is as follows (in thousands):

	Year Ended December 31,
	2025	2024
Valuation allowance at beginning of year	$7,793	$5,980
Increases recorded to income tax provision	2,269	1,813
Valuation allowance at end of year	$10,062	$7,793

Schedule of Unrecognized Tax Benefits

The following table summarizes the activity related to the Company’s total unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2025	2024
Unrecognized tax benefits, beginning of period	$1,101	$707
Increases for current year tax positions	183	394
Foreign exchange impact	80	—
Unrecognized tax benefits, end of period	$1,364	$1,101